Shareholders' equity and share-based payments - Number of shares (Details) € / shares in Units, $ in Millions	Dec. 31, 2017 EUR (€) item € / shares shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Shareholders' equity
Number of categories of shares | item	1	1
Authorized share capital (in shares) | shares	3,434,245,369	3,434,245,369	3,449,682,749	3,467,448,093
Share capital	€ 6,322,474,040	$ 7,882	$ 7,604	$ 7,670
Common shares
Shareholders' equity
Common share par value (in Euros per shares) | € / shares	€ 2.50
Minimum holding period of shares to earn double voting rights	2 years
Shareholder maximum voting rights (as a percent)	10.00%	10.00%
Shareholder maximum double voting rights (as a percent)	20.00%	20.00%
Minimum ownership percentage for which voting restrictions do not apply	66.67%	66.67%